Equity Offerings and Sale of Series A Preferred Units - Schedule of Equity Offerings (Parenthetical) (Detail)			1 Months Ended		12 Months Ended
	Nov. 09, 2017	Jun. 02, 2015	Nov. 30, 2017	Apr. 30, 2013	Dec. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Proportional capital contribution	1.85%	2.00%
Proportional capital contribution	1.85%	2.00%
General Partner Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Proportional capital contribution			1.85%	2.00%	2.00%
Proportional capital contribution			1.85%	2.00%	2.00%